CREDIT IMPAIRMENT CHARGES - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on loans and advances to banks	£ 0	£ 0
Impairment losses on non-trading reverse repurchase agreements	0	0
Impairment losses on other financial assets at amortised cost	0	0
Impairment losses on financial assets at FVOCI	0	£ 0
TSB
Disclosure of impairment loss and reversal of impairment loss [line items]
Credit impairment losses	£ 62